Capital Group International Core Equity ETF
Investment portfolio
August 31, 2024
unaudited

Common stocks 95.44% Financials 18.71%	Shares	Value (000)
AXA SA	16,882	$642
Zurich Insurance Group AG	1,024	592
Ping An Insurance (Group) Company of China, Ltd., Class H	76,000	365
HSBC Holdings PLC	38,213	335
Resona Holdings, Inc.	46,100	325
UniCredit SpA	7,431	307
Tokio Marine Holdings, Inc.	7,900	298
Edenred SA	6,822	288
Société Générale	11,700	282
Tryg A/S	12,451	278
KB Financial Group, Inc.	4,047	260
Euronext NV	2,389	255
Banco Bilbao Vizcaya Argentaria, SA	23,110	245
NatWest Group PLC	53,561	243
Hana Financial Group, Inc.	5,226	242
Skandinaviska Enskilda Banken AB, Class A	15,226	234
Deutsche Bank AG	14,067	229
Prudential PLC	25,477	218
Royal Bank of Canada	1,651	200
Bank Hapoalim BM	20,000	198
HDFC Bank, Ltd.	10,077	197
CaixaBank, SA, non-registered shares	32,047	193
London Stock Exchange Group PLC	1,369	184
AIA Group, Ltd.	23,800	169
Kotak Mahindra Bank, Ltd.	7,293	155
Grupo Financiero Banorte, SAB de CV, Series O	18,934	131
DBS Group Holdings, Ltd.	4,400	123
DNB Bank ASA	5,631	119
		7,307
Industrials 14.02%
BAE Systems PLC	41,835	749
Airbus SE, non-registered shares	4,008	615
ABB, Ltd.	7,316	419
RELX PLC	5,952	277
Rheinmetall AG, non-registered shares	459	275
Safran SA	1,158	253
Mitsui & Co., Ltd.	11,200	239
Ryanair Holdings PLC (ADR)	1,978	221
Diploma PLC	3,698	217
Siemens AG	1,130	212
Thales SA	1,141	192
SMC Corp.	400	183
CCR SA, ordinary nominative shares	77,738	183
ASSA ABLOY AB, Class B	5,253	169
Copa Holdings, SA, Class A	1,868	169
Capital Group International Core Equity ETF — Page 1 of 6

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Epiroc AB, Class A	8,383	$162
ITOCHU Corp.	3,000	158
Alliance Global Group, Inc.	853,900	138
Canadian National Railway Co. (CAD denominated)	1,147	135
Pluxee NV1	5,177	123
Hitachi, Ltd.	5,000	122
Volvo AB, Class B	4,160	110
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	4,458	79
TFI International, Inc. (CAD denominated)	522	77
		5,477
Information technology 13.77%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,287	1,595
MediaTek, Inc.	20,000	775
Broadcom, Inc.	3,477	566
ASML Holding NV	507	455
Samsung Electronics Co., Ltd.	6,642	369
SAP SE	1,525	333
Tokyo Electron, Ltd.	1,300	230
Sage Group PLC (The)	16,607	221
Keyence Corp.	400	190
E Ink Holdings, Inc.	19,000	181
ASM International NV	264	178
Capgemini SE	787	163
Fujitsu, Ltd.	6,700	123
		5,379
Consumer discretionary 10.97%
Industria de Diseño Textil, SA	10,292	557
Renault SA	9,197	437
LVMH Moët Hennessy-Louis Vuitton SE	448	334
Trip.com Group, Ltd. (ADR)[1]	6,823	322
Evolution AB	2,670	277
Prosus NV, Class N	7,285	270
Restaurant Brands International, Inc. (CAD denominated)	3,429	238
Midea Group Co., Ltd., Class A	25,600	234
MGM China Holdings, Ltd.	159,200	214
InterContinental Hotels Group PLC	1,897	189
Stellantis NV	9,736	163
B&M European Value Retail SA	26,507	155
Bajaj Auto, Ltd.	1,137	148
Suzuki Motor Corp.	12,200	141
Hyundai Motor Co.	731	140
Wynn Macau, Ltd.	203,600	139
Paltac Corp.	3,800	116
Galaxy Entertainment Group, Ltd.	28,000	109
H World Group, Ltd. (ADR)	3,354	102
		4,285
Consumer staples 9.99%
British American Tobacco PLC	19,095	711
Philip Morris International, Inc.	4,696	579
Nestlé SA	3,843	411
Imperial Brands PLC	9,399	269
KT&G Corp.	3,037	246
Capital Group International Core Equity ETF — Page 2 of 6

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Arca Continental, SAB de CV	23,724	$212
Pernod Ricard SA	1,444	206
ITC, Ltd.	33,075	198
Carrefour SA, non-registered shares	11,607	187
Anheuser-Busch InBev SA/NV	3,036	186
Carlsberg A/S, Class B	1,570	184
Asahi Group Holdings, Ltd.	3,700	137
Ocado Group PLC[1]	28,788	129
Tsingtao Brewery Co., Ltd., Class H	22,000	128
L’Oréal SA, non-registered shares	269	118
		3,901
Health care 8.95%
Novo Nordisk AS, Class B	8,798	1,223
AstraZeneca PLC	6,850	1,194
Sanofi	4,487	502
EssilorLuxottica SA	1,497	354
Bayer AG	5,065	156
Genus PLC	2,794	66
		3,495
Communication services 5.83%
Koninklijke KPN NV	156,975	641
Tencent Holdings, Ltd.	12,400	607
Indus Towers, Ltd.[1]	41,272	226
Telefónica, SA, non-registered shares	49,821	226
América Móvil, SAB de CV, Class B (ADR)	11,189	185
BT Group PLC	86,984	159
MTN Group, Ltd.	29,168	145
Vodafone Group PLC	91,970	90
		2,279
Energy 4.91%
TotalEnergies SE	12,832	882
Canadian Natural Resources, Ltd. (CAD denominated)	8,455	306
BP PLC	47,507	268
Cameco Corp.	5,209	213
TC Energy Corp.	3,457	160
Schlumberger NV	2,023	89
		1,918
Materials 4.54%
Linde PLC	605	289
Glencore PLC	49,417	260
Vale SA (ADR), ordinary nominative shares	15,392	162
Vale SA, ordinary nominative shares	7,940	84
Air Liquide SA	909	170
Barrick Gold Corp.	8,190	165
Holcim, Ltd.	1,519	146
Newmont Corp.	2,620	140
Rio Tinto PLC	2,210	138
Nutrien, Ltd.	2,328	113
Freeport-McMoRan, Inc.	2,411	107
		1,774
Capital Group International Core Equity ETF — Page 3 of 6

unaudited
Common stocks (continued) Utilities 2.13%	Shares	Value (000)
Engie SA	18,244	$321
SSE PLC	7,934	197
Brookfield Infrastructure Partners, LP	5,681	183
Iberdrola, SA, non-registered shares	9,135	130
		831
Real estate 1.62%
CK Asset Holdings, Ltd.	56,500	229
Mitsubishi Estate Co., Ltd.	10,900	186
Prologis Property Mexico, SA de CV, REIT	34,210	109
Link REIT	22,700	107
		631
Total common stocks (cost: $36,139,000)		37,277
Short-term securities 4.47% Money market investments 4.47%
Capital Group Central Cash Fund 5.30%[2,3]	17,464	1,747
Total short-term securities (cost: $1,746,000)		1,747
Total investment securities 99.91% (cost: $37,885,000)		39,024
Other assets less liabilities 0.09%		35
Net assets 100.00%		$39,059
Investments in affiliates3

	Value at 6/25/2024[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.47%
Money market investments 4.47%
Capital Group Central Cash Fund 5.30%[2]	$—	$5,097	$3,350	$— [5]	$— [5]	$1,747	$11

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 8/31/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.
[5]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Capital Group International Core Equity ETF — Page 4 of 6

unaudited
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group International Core Equity ETF — Page 5 of 6

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2024, all of the fund’s investments were classified as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
ETGEFP1-317-1024
Capital Group International Core Equity ETF — Page 6 of 6